Condensed Consolidated Statements Of Cash Flows (Parenthetical)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed Consolidated Statements Of Cash Flows [Abstract]
Issuance of shares, common stock, warrants	476,663	2,601,591	3,518,110	726,910
Cashless exercise of warrants	581,895	3,778,811	5,100,000	2,900,000
Conversion of shares of Series B Convertible Preferred Stock	20	60
Series B Convertible Preferred Stock into shares of common stock	26,666	80,000
Issuance of shares, common stock, options	49,685
Cashless exercise of stock option	60,000
Issuance of common stock for deferred financing costs					485,000
Issuance of common stock underlying warrants for deferred financing costs					1,120,000